Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of Financial Assets and Liabilities
	December 31	December 31
Exposure	2020	2019
Amounts receivable	$587	$239
Restricted cash	791	805
Cash and cash equivalents	42,460	14,038
Total exposure	$43,838	$15,082

The exposure of the Group's US dollar-denominated financial assets and liabilities to foreign exchange risk was as follows:

	December 31	December 31
	2020	2019
Financial assets:
Amounts receivable	$649	$263
Cash and cash equivalents and restricted cash	23,624	14,090
	24,273	14,353
Financial liabilities:
Non-current trade payables	(657)	(932)
Warrant liabilities	–	(43)
Current trade and other payables	(6,170)	(12,426)
Payables to related parties	(650)	(24)
	(7,477)	(13,425)
Net financial assets exposed to foreign currency risk	$16,796	$928